Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment	12 Months Ended
Dec. 31, 2022
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
BVVE, Depreciation Method	Sum of years
BVVE, Description of property, plant and equipment depreciation	5 years
Mineral assets [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Depreciation method of property, plant and equipment	N/A	[1]
Description of property, plant and equipment depreciation	N/A	[1]
Electrical equipment [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Depreciation method of property, plant and equipment	Sum of years
Description of property, plant and equipment depreciation	5 years
Leasehold improvements [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Depreciation method of property, plant and equipment	Straight-line
Description of property, plant and equipment depreciation	Shorter of the lease term and the expected life of the improvement
Buildings [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Depreciation method of property, plant and equipment	Declining balance
Description of property, plant and equipment depreciation	4%
Vehicles [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of property, plant and equipment [Line Items]
Depreciation method of property, plant and equipment	Declining balance
Description of property, plant and equipment depreciation	30%

[1]	Since the acquisition of mineral assets in 2018, there has been no production.